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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-05685

Williamsburg Investment Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP   One Post Office Square   Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:        March 31, 2014

Date of reporting period:      December 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Consumer Discretionary - 15.5%
Amazon.com, Inc. (a)	15,898	$6,339,964
CarMax, Inc. (a)	158,217	7,439,363
DIRECTV (a)	58,515	4,042,801
General Motors Company (a)	132,920	5,432,440
Lowe's Companies, Inc.	99,396	4,925,072
McDonald's Corporation	45,320	4,397,400
Starbucks Corporation	49,290	3,863,843
Walt Disney Company (The)	75,098	5,737,487
		42,178,370
Consumer Staples - 11.5%
Anheuser-Busch InBev SA/NV - ADR	36,430	3,878,338
Flowers Foods, Inc.	173,590	3,726,977
J.M. Smucker Company (The)	51,577	5,344,409
Nestle SA - ADR	66,177	4,869,966
PepsiCo, Inc.	49,786	4,129,251
Walgreen Company	86,260	4,954,774
Wal-Mart Stores, Inc.	57,812	4,549,226
		31,452,941
Energy - 9.5%
Chevron Corporation	38,292	4,783,054
Exxon Mobil Corporation	57,822	5,851,587
National Oilwell Varco, Inc.	57,440	4,568,203
Occidental Petroleum Corporation	42,954	4,084,925
Valero Energy Corporation	129,461	6,524,834
		25,812,603
Financials - 19.4%
American Tower Corporation	72,543	5,790,382
Aon plc	45,889	3,849,628
Berkshire Hathaway, Inc. - Class B (a)	55,281	6,554,115
Brookfield Asset Management, Inc. - Class A	157,479	6,114,910
Capital One Financial Corporation	101,162	7,750,021
Goldman Sachs Group, Inc. (The)	26,225	4,648,643
JPMorgan Chase & Company	73,193	4,280,327
Markel Corporation (a)	12,653	7,343,169
Wells Fargo & Company	141,709	6,433,589
		52,764,784
Health Care - 12.8%
AmerisourceBergen Corporation	83,570	5,875,807
Amgen, Inc.	34,970	3,992,175

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value
Health Care - 12.8% (Continued)
Celgene Corporation (a)	26,962	$4,555,499
Express Scripts Holding Company (a)	57,840	4,062,682
Johnson & Johnson	82,733	7,577,515
Valeant Pharmaceuticals International, Inc. (a)	32,823	3,853,420
WellPoint, Inc.	53,045	4,900,828
		34,817,926
Industrials - 10.6%
Chicago Bridge & Iron Company N.V.	55,008	4,573,365
Cummins, Inc.	26,524	3,739,088
Danaher Corporation	89,967	6,945,453
General Electric Company	139,275	3,903,878
Parker Hannifin Corporation	36,865	4,742,314
United Technologies Corporation	44,194	5,029,277
		28,933,375
Information Technology - 12.0%
Accenture plc - Class A	59,339	4,878,853
Apple, Inc.	6,920	3,882,881
Automatic Data Processing, Inc.	51,920	4,195,655
Facebook, Inc. - Class A (a)	88,440	4,834,130
Google, Inc. - Class A (a)	6,205	6,954,006
QUALCOMM, Inc.	49,890	3,704,332
Visa, Inc. - Class A	18,669	4,157,213
		32,607,070
Materials - 4.6%
Albemarle Corporation	58,648	3,717,697
Monsanto Company	33,426	3,895,800
Praxair, Inc.	37,208	4,838,156
		12,451,653

Total Common Stocks (Cost $170,496,469)		$261,018,722

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $5,171,006)	5,171,006	$5,171,006

Total Investments at Value - 97.8% (Cost $175,667,475)		$266,189,728

Other Assets in Excess of Liabilities - 2.2%		5,989,827

Net Assets - 100.0%		$272,179,555

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2013.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

COMMON STOCKS - 91.0%	Shares	Value
Consumer Discretionary - 5.1%
H&R Block, Inc.	141,935	$4,121,792
McDonald's Corporation	48,665	4,721,965
Penn National Gaming, Inc. (a)	96,865	1,388,076
Six Flags Entertainment Corporation	110,765	4,078,367
		14,310,200
Consumer Staples - 15.8%
Altria Group, Inc.	97,921	3,759,187
Anheuser-Busch InBev SA/NV - ADR	44,995	4,790,168
Archer-Daniels-Midland Company	174,865	7,589,141
Coca-Cola Company (The)	116,410	4,808,897
Diageo plc - ADR	28,775	3,810,386
PepsiCo, Inc.	61,265	5,081,319
Philip Morris International, Inc.	48,455	4,221,884
Walgreen Company	92,075	5,288,788
Wal-Mart Stores, Inc.	66,487	5,231,862
		44,581,632
Energy - 11.4%
BP plc - ADR	115,260	5,602,789
Chevron Corporation	43,411	5,422,468
Exxon Mobil Corporation	54,930	5,558,916
Kinder Morgan, Inc.	131,600	4,737,600
Marathon Petroleum Corporation	75,375	6,914,149
Occidental Petroleum Corporation	39,745	3,779,749
		32,015,671
Financials - 26.8%
Aflac, Inc.	91,790	6,131,572
Capital One Financial Corporation	88,620	6,789,178
Equity Lifestyle Properties, Inc.	148,465	5,378,887
Fidelity National Financial, Inc. - Class A	177,890	5,772,530
Gaming and Leisure Properties, Inc. (a)	94,095	4,780,967
Hartford Financial Services Group, Inc.	193,730	7,018,838
JPMorgan Chase & Company	140,745	8,230,768
Markel Corporation (a)	12,471	7,237,545
Sun Communities, Inc.	146,358	6,240,705
W.P. Carey, Inc.	89,629	5,498,739
Wells Fargo & Company	159,605	7,246,067
Weyerhaeuser Company	160,899	5,079,581
		75,405,377

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Health Care - 11.1%
GlaxoSmithKline plc - ADR	132,135	$7,054,688
Johnson & Johnson	77,535	7,101,431
Merck & Company, Inc.	87,610	4,384,880
Teva Pharmaceutical Industries Ltd. - ADR	176,955	7,092,356
WellPoint, Inc.	59,535	5,500,439
		31,133,794
Industrials - 12.4%
3M Company	38,585	5,411,546
Eaton Corporation plc	79,837	6,077,193
General Electric Company	273,135	7,655,974
Illinois Tool Works, Inc.	51,650	4,342,732
Raytheon Company	71,126	6,451,128
Watsco, Inc.	50,680	4,868,321
		34,806,894
Information Technology - 2.0%
Automatic Data Processing, Inc.	71,775	5,800,138

Materials - 3.1%
E.I. du Pont de Nemours and Company	70,020	4,549,199
Eastman Chemical Company	51,665	4,169,366
		8,718,565
Telecommunication Services - 1.4%
TELUS Corporation	114,180	3,932,359

Utilities - 1.9%
Dominion Resources, Inc.	82,215	5,318,488

Total Common Stocks (Cost $204,803,531)		$256,023,118

EXCHANGE-TRADED FUNDS - 4.1%	Shares	Value
db X-trackers Harvest CSI 300 China A-Shares Fund (a)	158,225	$3,903,411
SPDR EURO STOXX 50 ETF	181,060	7,640,732
Total Exchange-Traded Funds (Cost $9,795,455)		$11,544,143

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 0.8%	Shares	Value
Tortoise Energy Infrastructure Corporation (Cost $1,858,234)	43,925	$2,093,905

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $8,195,243)	8,195,243	$8,195,243

Total Investments at Value - 98.8% (Cost $224,652,463)		$277,856,409

Other Assets in Excess of Liabilities - 1.2%		3,481,194

Net Assets - 100.0%		$281,337,603

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2013.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Consumer Discretionary - 26.3%
Cabela's, Inc. - Class A (a)	73,330	$4,888,178
CarMax, Inc. (a)	179,330	8,432,097
Dollar Tree, Inc. (a)	66,065	3,727,387
Hanesbrands, Inc.	81,955	5,758,978
Krispy Kreme Doughnuts, Inc. (a)	112,300	2,166,267
O'Reilly Automotive, Inc. (a)	40,705	5,239,140
Penn National Gaming, Inc. (a)	486,739	6,974,970
Pinnacle Entertainment, Inc. (a)	136,730	3,553,613
		40,740,630
Consumer Staples - 8.1%
Beam, Inc.	45,420	3,091,285
Church & Dwight Company, Inc.	75,885	5,029,658
J.M. Smucker Company (The)	42,640	4,418,357
		12,539,300
Energy - 4.5%
Ultra Petroleum Corporation (a)	182,265	3,946,037
Valero Energy Corporation	61,115	3,080,196
		7,026,233
Financials - 36.9%
American Tower Corporation	76,155	6,078,692
Aon plc	38,580	3,236,476
Brookfield Asset Management, Inc. - Class A	196,840	7,643,297
Capital One Financial Corporation	80,676	6,180,588
Fairfax Financial Holdings Ltd.	7,453	2,981,647
Fidelity National Financial, Inc. - Class A	100,665	3,266,579
Gaming and Leisure Properties, Inc. (a)	202,560	10,292,074
Markel Corporation (a)	15,160	8,798,106
Portfolio Recovery Associates, Inc. (a)	51,995	2,747,416
Sun Communities, Inc.	139,782	5,960,305
		57,185,180
Health Care - 4.3%
Henry Schein, Inc. (a)	30,150	3,444,939
Teva Pharmaceutical Industries Ltd. - ADR	82,300	3,298,584
		6,743,523
Industrials - 11.2%
American Airlines Group, Inc. (a)	127,105	3,209,401
Colfax Corporation (a)	57,060	3,634,152
Delta Air Lines, Inc.	154,320	4,239,170
Pall Corporation	39,780	3,395,223

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Industrials - 11.2% (Continued)
Watsco, Inc.	30,230	$2,903,894
		17,381,840
Information Technology - 3.1%
Intuit, Inc.	62,855	4,797,093

Utilities - 2.8%
ITC Holdings Corporation	46,040	4,411,553

Total Common Stocks (Cost $121,778,228)		$150,825,352

CLOSED-END FUNDS - 1.9%	Shares	Value
Morgan Stanley China A Share Fund, Inc. (Cost $3,111,097)	126,255	$3,006,131

MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $709,749)	709,749	$709,749

Total Investments at Value - 99.6% (Cost $125,599,074)		$154,541,232

Other Assets in Excess of Liabilities - 0.4%		638,391

Net Assets - 100.0%		$155,179,623

ADR - American Depositary Receipt.

(a) Non-income producing security.
(b) The rate shown is the 7-day effective yield as of December 31, 2013.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2013 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund and Davenport Equity Opportunities Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation or the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.  Money market funds have been determined to be represented at amortized cost which approximates fair value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2013 by security type:

	Level 1	Level 2	Level 3	Total
Davenport Core Fund:
Common Stocks	$261,018,722	$-	$-	$261,018,722
Money Market Funds	5,171,006	-	-	5,171,006
Total	$266,189,728	$-	$-	$266,189,728

Davenport Value & Income Fund:
Common Stocks	$256,023,118	$-	$-	$256,023,118
Exchange-Traded Funds	11,544,143	-	-	11,544,143
Closed-End Funds	2,093,905	-	-	2,093,905
Money Market Funds	8,195,243	-	-	8,195,243
Total	$277,856,409	$-	$-	$277,856,409

Davenport Equity Opportunities Fund:
Common Stocks	$150,825,352	$-	$-	$150,825,352
Closed-End Funds	3,006,131	-	-	3,006,131
Money Market Funds	709,749	-	-	709,749
Total	$154,541,232	$-	$-	$154,541,232

Refer to each Fund’s Schedule of Investments for a listing of the securities valued by sector type.  As of December 31, 2013, the Funds did not have any transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held in the Funds as of December 31, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2013:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund

Cost of portfolio investments	$175,694,844	$224,674,661	$125,599,749

Gross unrealized appreciation	$90,621,089	$53,869,105	$30,060,881
Gross unrealized depreciation	(126,205)	(687,357)	(1,119,398)

Net unrealized appreciation	$90,494,884	$53,181,748	$28,941,483

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and adjustments to basis on publicly traded partnerships.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.  As of December 31, 2013, Davenport Value & Income Fund had 26.8% of the value of its net assets invested in stocks within the Financials sector and Davenport Equity Opportunities Fund had 26.3% and 36.9% of the value of its net assets invested in stocks within the Consumer Discretionary sector and Financials sector, respectively.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

COMMON STOCKS - 88.6%	Shares	Value
Consumer Discretionary - 6.6%
Best Buy Company, Inc. (a)	11,000	$438,680
Kohl's Corporation	9,000	510,750
Staples, Inc.	30,000	476,700
Target Corporation	6,500	411,255
		1,837,385
Consumer Staples - 9.4%
Coca-Cola Company (The)	10,000	413,100
ConAgra Foods, Inc.	16,400	552,680
PepsiCo, Inc. (a)	8,800	729,872
Procter & Gamble Company (The)	8,500	691,985
Sysco Corporation	6,700	241,870
		2,629,507
Energy - 12.3%
Chevron Corporation	6,300	786,933
ConocoPhillips (a)	12,200	861,930
Occidental Petroleum Corporation	4,000	380,400
Royal Dutch Shell plc - Class A - ADR	12,000	855,240
Transocean Ltd.	10,900	538,678
		3,423,181
Financials - 11.6%
Bank of New York Mellon Corporation (The) (a)	11,400	398,316
BB&T Corporation	10,000	373,200
JPMorgan Chase & Company	17,000	994,160
Manulife Financial Corporation	20,000	394,600
People's United Financial, Inc.	33,400	505,008
Prudential Financial, Inc. (a)	6,000	553,320
		3,218,604
Health Care - 6.2%
Johnson & Johnson (a)	5,200	476,268
Merck & Company, Inc.	12,800	640,640
Pfizer, Inc.	20,000	612,600
		1,729,508
Industrials - 12.1%
3M Company (a)	2,800	392,700
Avery Dennison Corporation (a)	9,500	476,805
Emerson Electric Company (a)	8,300	582,494
General Electric Company	27,000	756,810
Koninklijke Philips N.V.	14,000	517,580
Norfolk Southern Corporation (a)	3,600	334,188

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.6% (Continued)	Shares	Value
Industrials - 12.1% (Continued)
R.R. Donnelley & Sons Company (a)	16,000	$324,480
		3,385,057
Information Technology - 14.2%
Apple, Inc.	1,150	645,277
Applied Materials, Inc.	30,000	530,700
Cisco Systems, Inc.	32,000	718,400
Hewlett-Packard Company (a)	30,000	839,400
Intel Corporation	16,000	415,360
Microsoft Corporation (a)	21,500	804,745
		3,953,882
Materials - 10.2%
E.I. du Pont de Nemours and Company (a)	5,000	324,850
Freeport-McMoRan Copper & Gold, Inc.	8,400	317,016
Nucor Corporation (a)	10,000	533,800
Potash Corporation of Saskatchewan, Inc.	8,400	276,864
Rio Tinto plc - ADR (a)	8,600	485,298
Sealed Air Corporation (a)	14,000	476,700
Sonoco Products Company (a)	10,000	417,200
		2,831,728
Telecommunication Services - 2.7%
AT&T, Inc.	13,000	457,080
CenturyLink, Inc.	9,000	286,650
		743,730
Utilities - 3.3%
FirstEnergy Corporation	14,100	465,018
PPL Corporation	15,300	460,377
		925,395

Total Common Stocks (Cost $17,782,445)		$24,677,977

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 12.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)	2,681,192	$2,681,192
First American Government Obligations Fund - Class Z, 0.00% (b)	844,048	844,048
Total Money Market Funds (Cost $3,525,240)		$3,525,240

Total Investments at Value - 101.3% (Cost $21,307,685)		$28,203,217

Liabilities in Excess of Other Assets - (1.3%)		(350,157)

Net Assets - 100.0%		$27,853,060

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of December 31, 2013.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2013 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
3M Company,
04/19/2014 at $125	28	$43,680	$9,716
Avery Dennison Corporation,
04/19/2014 at $50	45	9,225	8,640
Bank of New York Mellon Corporation (The),
06/21/2014 at $35	114	19,608	16,302
Best Buy Company,
01/18/2014 at $35	110	55,000	28,147
ConocoPhillips,
02/22/2014 at $70	50	10,300	10,486
E.I. du Pont de Nemours and Company,
07/19/2014 at $65	25	7,625	5,050
Emerson Electric Company,
03/22/2014 at $70	43	9,675	7,718
Hewlett-Packard Company,
05/17/2014 at $30	105	14,280	15,960
Johnson & Johnson,
01/18/2014 at $92.5	26	1,352	5,512
Microsoft Corporation,
04/19/2014 at $35	90	29,160	18,857
Norfolk Southern Corporation,
01/18/2014 at $85	36	28,080	7,096
Nucor Corporation,
04/19/2014 at $55	48	7,824	6,000
PepsiCo, Inc.,
01/18/2014 at $87.5	30	180	4,910
Prudential Financial, Inc.,
03/22/2014 at $87.5	30	20,250	7,860
R.R. Donnelley & Sons Company,
06/21/2014 at $20	160	27,840	17,119
Rio Tinto plc - ADR,
07/19/2014 at $60	43	10,750	9,931
Sealed Air Corporation,
01/18/2014 at $30	70	28,000	13,440
07/19/2014 at $35	70	16,800	11,073
Sonoco Products Company,
04/19/2014 at $40	100	27,000	15,700
		$366,629	$219,517

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

COMMON STOCKS - 80.5%	Shares	Value
Consumer Discretionary - 4.2%
Best Buy Company, Inc. (a)	10,000	$398,800
Kohl's Corporation (a)	9,500	539,125
Staples, Inc.	31,000	492,590
Target Corporation	4,000	253,080
		1,683,595
Consumer Staples - 5.8%
Archer-Daniels-Midland Company (a)	16,000	694,400
Avon Products, Inc.	24,000	413,280
CVS Caremark Corporation (a)	7,500	536,775
PepsiCo, Inc. (a)	4,200	348,348
Wal-Mart Stores, Inc.	4,500	354,105
		2,346,908
Energy - 11.1%
Baker Hughes, Inc. (a)	11,000	607,860
Chevron Corporation	5,000	624,550
ConocoPhillips (a)	12,500	883,125
Devon Energy Corporation	11,000	680,570
Occidental Petroleum Corporation	4,200	399,420
Royal Dutch Shell plc - Class A - ADR	11,000	783,970
Transocean Ltd.	10,000	494,200
		4,473,695
Financials - 18.4%
Bank of America Corporation	69,000	1,074,330
Bank of New York Mellon Corporation (The) (a)	20,000	698,800
Capital One Financial Corporation	4,000	306,440
Comerica, Inc. (a)	13,000	618,020
JPMorgan Chase & Company	20,300	1,187,144
Lincoln National Corporation (a)	20,000	1,032,400
Manulife Financial Corporation	24,000	473,520
MetLife, Inc.	20,000	1,078,400
People's United Financial, Inc.	18,000	272,160
Travelers Companies, Inc. (The)	7,000	633,780
		7,374,994
Health Care - 6.2%
Johnson & Johnson	10,000	915,900
Merck & Company, Inc.	14,000	700,700
Pfizer, Inc.	28,000	857,640
		2,474,240
Industrials - 10.2%
Allegion plc (b)	3,167	139,935

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.5% (Continued)	Shares	Value
Industrials - 10.2% (Continued)
Avery Dennison Corporation (a)	14,500	$727,755
FedEx Corporation (a)	4,000	575,080
General Electric Company	17,000	476,510
Ingersoll-Rand plc (a)	9,500	585,200
Koninklijke Philips N.V.	15,001	554,587
Lockheed Martin Corporation	2,400	356,784
Norfolk Southern Corporation (a)	4,000	371,320
R.R. Donnelley & Sons Company	16,000	324,480
		4,111,651
Information Technology - 11.0%
Apple, Inc.	1,200	673,332
Cisco Systems, Inc. (a)	40,000	898,000
Computer Sciences Corporation (a)	5,100	284,988
Hewlett-Packard Company	24,000	671,520
Intel Corporation	10,000	259,600
International Business Machines Corporation	1,300	243,841
Microsoft Corporation (a)	26,000	973,180
Western Union Company (The)	23,000	396,750
		4,401,211
Materials - 9.5%
E.I. du Pont de Nemours and Company (a)	12,000	779,640
Freeport-McMoRan Copper & Gold, Inc.	9,000	339,660
Mosaic Company (The)	6,000	283,620
Nucor Corporation	8,000	427,040
Rio Tinto plc - ADR	9,000	507,870
Sealed Air Corporation (a)	29,000	987,450
Sonoco Products Company	12,000	500,640
		3,825,920
Telecommunication Services - 2.0%
AT&T, Inc.	15,000	527,400
CenturyLink, Inc.	8,000	254,800
		782,200
Utilities - 2.1%
FirstEnergy Corporation	13,000	428,740
PPL Corporation	14,000	421,260
		850,000

Total Common Stocks (Cost $20,500,433)		$32,324,414

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 6.4%	Par Value	Value
Financials - 3.2%
Berkley (W.R.) Corporation, 5.60%, due 05/15/2015	$750,000	$791,703
Prudential Financial, Inc., 3.00%, due 05/12/2016	500,000	520,689
		1,312,392
Industrials - 3.2%
Eaton Corporation, 5.95%, due 03/20/2014	750,000	758,911
Equifax, Inc., 4.45%, due 12/01/2014	500,000	515,668
		1,274,579

Total Corporate Bonds (Cost $2,538,507)		$2,586,971

MUNICIPAL BONDS - 0.7%	Par Value	Value
Wise Co., Virginia, Industrial Dev. Authority, Revenue, 1.70%, due 02/01/2017 (Cost $298,458)	$300,000	$290,283

MONEY MARKET FUNDS - 13.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)	3,848,099	$3,848,099
First American Government Obligations Fund - Class Z, 0.00% (c)	1,737,235	1,737,235
Total Money Market Funds (Cost $5,585,334)		$5,585,334

Total Investments at Value - 101.5% (Cost $28,922,732)		$40,787,002

Liabilities in Excess of Other Assets - (1.5%)		(614,537)

Net Assets - 100.0%		$40,172,465

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2013.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2013 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Archer-Daniels-Midland Company,
01/18/2014 at $37	80	$53,680	$9,040
Avery Dennison Corporation,
04/19/2014 at $50	30	6,150	5,760
Baker Hughes, Inc.,
01/18/2014 at $50	20	10,320	4,039
01/18/2014 at $55	30	3,120	3,660
Bank of New York Mellon Corporation (The),
06/21/2014 at $35	65	11,180	9,880
Best Buy Company,
01/18/2014 at $35	50	25,000	7,550
03/22/2014 at $37	50	24,250	11,850
Cisco Systems, Inc.,
01/18/2014 at $27	50	50	6,350
Comerica, Inc.,
04/19/2014 at $47	60	14,340	10,020
Computer Sciences Corporation,
01/18/2014 at $35	1	2,120	272
01/18/2014 at $55	25	3,875	6,175
03/22/2014 at $55	25	8,500	8,991
ConocoPhillips,
02/22/2014 at $70	50	10,300	10,486
CVS Caremark Corporation,
05/17/2014 at $70	37	14,541	9,879
E.I. du Pont de Nemours and Company,
07/19/2014 at $65	40	12,200	8,080
FedEx Corporation,
01/18/2014 at $110	28	93,828	12,235
04/19/2014 at $140	12	11,400	5,544
Ingersoll-Rand plc,
01/18/2014 at $57.5	25	65,625	5,799
01/18/2014 at $62.5	25	50,000	6,675
03/22/2014 at $67.5	25	30,937	5,675
Kohl's Corporation,
01/18/2014 at $55	10	2,060	2,020
Lincoln National Corporation,
01/18/2014 at $45	25	16,250	5,650
Microsoft Corporation,
04/19/2014 at $35	90	29,160	18,857

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS (Continued)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Norfolk Southern Corporation,
01/18/2014 at $85	40	$31,200	$7,884
PepsiCo, Inc.,
01/18/2014 at $87.5	14	84	2,716
Sealed Air Corporation,
01/18/2014 at $30	90	36,000	17,279
07/19/2014 at $35	100	24,000	15,700
		$590,170	$218,066

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2013 (Unaudited)

1.   Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund  (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities and will be classified as Level 2 within the fair value hierarchy (see below).  If a pricing service cannot provide a valuation or the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including corporate bonds and municipal bonds, held by FBP Appreciation & Income Opportunities Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of December 31, 2013 by security type:

FBP Equity & Dividend Plus Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$24,677,977	$-	$-	$24,677,977
Money Market Funds	3,525,240	-	-	3,525,240
Total	$28,203,217	$-	$-	$28,203,217

Other Financial Instruments:
Covered Call Options	$(366,629)	$-	$-	$(366,629)
Total	$(366,629)	$-	$-	$(366,629)

FBP Appreciation & Income Opportunities Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$32,324,414	$-	$-	$32,324,414
Corporate Bonds	-	2,586,971	-	2,586,971
Municipal Bonds	-	290,283	-	290,283
Money Market Funds	5,585,334	-	-	5,585,334
Total	$37,909,748	$2,877,254	$-	$40,787,002

Other Financial Instruments:
Covered Call Options	$(590,170)	$-	$-	$(590,170)
Total	$(590,170)	$-	$-	$(590,170)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type.  As of December 31, 2013, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities held in the Funds as of December 31, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2013:

		FBP
	FBP	Appreciation
	Equity &	& Income
	Dividend Plus	Opportunities
	Fund	Fund

Tax cost of portfolio investments	$21,307,685	$28,922,732

Gross unrealized appreciation	$7,097,834	$12,250,661
Gross unrealized depreciation	(202,302)	(386,391)

Net unrealized appreciation on investements	$6,895,532	$11,864,270

Net unrealized depreciation on option contracts	$(147,112)	$(372,104)

As of December 31, 2013, the tax cost of written option contracts for FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund is $219,517 and $218,066, respectively.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

COMMON STOCKS - 81.9%	Shares	Value
Consumer Discretionary - 8.5%
Comcast Corporation - Class A	30,000	$1,558,950
Darden Restaurants, Inc.	3,000	163,110
Home Depot, Inc. (The)	11,000	905,740
Johnson Controls, Inc.	18,600	954,180
McDonald's Corporation	7,000	679,210
NIKE, Inc. - Class B	8,800	692,032
Tractor Supply Company	14,000	1,086,120
Walt Disney Company (The)	26,125	1,995,950
		8,035,292
Consumer Staples - 8.4%
Altria Group, Inc.	30,000	1,151,700
Anheuser-Busch InBev SA/NV - ADR	10,000	1,064,600
Coca-Cola Company (The)	22,000	908,820
Costco Wholesale Corporation	1,500	178,515
Kraft Foods Group, Inc.	8,278	446,350
McCormick & Company, Inc. - Non-Voting Shares	7,000	482,440
Mondelēz International, Inc. - Class A	23,336	823,761
Philip Morris International, Inc.	10,610	924,449
Procter & Gamble Company (The)	10,000	814,100
Whole Foods Market, Inc.	19,000	1,098,770
		7,893,505
Energy - 8.1%
Apache Corporation	2,489	213,905
Chevron Corporation	9,300	1,161,663
ConocoPhillips	24,500	1,730,925
Marathon Oil Corporation	11,000	388,300
Phillips 66	8,300	640,179
Pioneer Natural Resources Company	8,000	1,472,560
Range Resources Corporation	11,000	927,410
Spectra Energy Corporation	10,000	356,200
TransCanada Corporation	16,000	730,560
		7,621,702
Financials - 11.8%
Aflac, Inc.	10,565	705,742
American Capital Ltd. (a)	12,990	203,164
American Express Company	3,000	272,190
American International Group, Inc.	18,000	918,900
Bank of America Corporation	50,000	778,500
Bank of New York Mellon Corporation (The)	25,000	873,500

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.9% (Continued)	Shares	Value
Financials - 11.8% (Continued)
Brookfield Asset Management, Inc. - Class A	21,000	$815,430
Canadian Imperial Bank of Commerce	4,000	341,640
Cullen/Frost Bankers, Inc.	14,500	1,079,235
Goldman Sachs Group, Inc. (The)	5,000	886,300
JPMorgan Chase & Company	27,000	1,578,960
KKR & Company, L.P.	20,000	486,800
Mid-America Apartment Communities, Inc.	3,394	206,151
Old Republic International Corporation	15,000	259,050
Protective Life Corporation	12,000	607,920
Wells Fargo & Company	24,000	1,089,600
		11,103,082
Health Care - 10.2%
Abbott Laboratories	10,000	383,300
AbbVie, Inc.	10,000	528,100
Alexion Pharmaceuticals, Inc. (a)	7,240	963,354
Cardinal Health, Inc.	12,545	838,131
CareFusion Corporation (a)	6,800	270,776
Cerner Corporation (a)	8,355	465,708
Fresenius Medical Care AG & Company KGaA - ADR	5,000	177,900
Gilead Sciences, Inc. (a)	16,000	1,202,400
Henry Schein, Inc. (a)	3,500	399,910
Novartis AG - ADR	5,500	442,090
Perrigo Company plc	378	58,036
Pfizer, Inc.	25,000	765,750
Prothena Corporation plc (a)	158	4,190
Questcor Pharmaceuticals, Inc.	300	16,335
Regeneron Pharmaceuticals, Inc. (a)	2,300	633,052
Shire plc - ADR	5,000	706,450
Techne Corporation	10,000	946,700
Waters Corporation (a)	8,625	862,500
		9,664,682
Industrials - 9.5%
Allegion plc (a)	3,333	147,300
C.H. Robinson Worldwide, Inc.	3,000	175,020
Emerson Electric Company	15,000	1,052,700
General Dynamics Corporation	15,000	1,433,250
General Electric Company	34,000	953,020
Ingersoll-Rand plc	10,000	616,000
Lockheed Martin Corporation	2,500	371,650
Manitowoc Company, Inc. (The)	14,000	326,480

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.9% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Norfolk Southern Corporation	10,000	$928,300
Quanta Services, Inc. (a)	11,500	362,940
Stericycle, Inc. (a)	7,000	813,190
United Technologies Corporation	15,500	1,763,900
		8,943,750
Information Technology - 19.5%
Accenture plc - Class A	9,500	781,090
Adobe Systems, Inc. (a)	20,000	1,197,600
Apple, Inc.	6,205	3,481,688
Automatic Data Processing, Inc.	12,400	1,002,044
Broadridge Financial Solutions, Inc.	5,000	197,600
eBay, Inc. (a)	8,000	439,120
Google, Inc. - Class A (a)	1,300	1,456,923
International Business Machines Corporation	7,500	1,406,775
MasterCard, Inc. - Class A	3,500	2,924,110
Micron Technology, Inc. (a)	20,000	435,200
NetApp, Inc.	13,000	534,820
Oracle Corporation	10,000	382,600
QUALCOMM, Inc.	8,000	594,000
TE Connectivity Ltd.	13,000	716,430
Texas Instruments, Inc.	10,000	439,100
Visa, Inc. - Class A	10,000	2,226,800
Yahoo!, Inc. (a)	5,000	202,200
		18,418,100
Materials - 3.1%
Ecolab, Inc.	5,000	521,350
Freeport-McMoRan Copper & Gold, Inc.	10,932	412,574
Monsanto Company	8,000	932,400
POSCO - ADR	5,000	390,000
Praxair, Inc.	5,000	650,150
		2,906,474
Telecommunication Services - 1.7%
Telstra Corporation Ltd. - ADR	30,000	703,200
Verizon Communications, Inc.	18,000	884,520
		1,587,720
Utilities - 1.1%
Duke Energy Corporation	7,250	500,322

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.9% (Continued)	Shares	Value
Utilities - 1.1% (Continued)
Wisconsin Energy Corporation	14,000	$578,760
		1,079,082

Total Common Stocks (Cost $42,195,435)		$77,253,389

EXCHANGE-TRADED FUNDS - 13.1%	Shares	Value
Guggenheim S&P Equal Weight ETF	23,000	$1,638,750
iShares Core S&P Mid-Cap ETF	16,000	2,141,440
iShares Russell 2000 Index Fund	16,000	1,844,960
ProShares Credit Suisse 130/30 ETF	10,000	879,100
Schwab U.S. Large-Cap ETF	46,500	2,049,720
Vanguard FTSE All World Ex-US Index ETF	16,000	811,680
Vanguard Mid-Cap ETF	26,900	2,959,538
Total Exchange-Traded Funds (Cost $9,634,088)		$12,325,188

EXCHANGE-TRADED NOTES - 2.5%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $1,843,715)	52,000	$2,410,200

WARRANTS - 0.0% (b)	Shares	Value
American International Group, Inc., 01/19/2021 at $45 (a) (Cost $13,600)	800	$16,200

COMMERCIAL PAPER - 2.6%	Par Value	Value
U.S. Bank, N.A., discount, 0.02% (c), due 01/02/2014 (Cost $2,452,999)	$2,453,000	$2,452,999

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.06% (d) (Cost $935)	935	$935

Total Investments at Value - 100.1% (Cost $56,140,772)		$94,458,911

Liabilities in Excess of Other Assets - (0.1%)		(113,090)

Net Assets - 100.0%		$94,345,821

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of December 31, 2013.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

COMMON STOCKS - 80.9%	Shares	Value
Consumer Discretionary - 13.0%
BorgWarner, Inc.	5,600	$313,096
Buffalo Wild Wings, Inc. (a)	3,135	461,472
Chico's FAS, Inc.	7,100	133,764
Darden Restaurants, Inc.	2,275	123,692
Dick's Sporting Goods, Inc.	2,800	162,680
Dollar Tree, Inc. (a)	4,200	236,964
Family Dollar Stores, Inc.	2,800	181,916
Gildan Activewear, Inc. - Class A	10,700	570,417
Hasbro, Inc.	2,525	138,900
HomeAway, Inc. (a)	2,500	102,200
Jarden Corporation (a)	9,025	553,684
Liberty Global plc - Series A (a)	4,475	398,230
Nordstrom, Inc.	3,900	241,020
O'Reilly Automotive, Inc. (a)	2,825	363,606
Panera Bread Company - Class A (a)	1,750	309,207
PetSmart, Inc.	3,500	254,625
PVH Corporation	3,700	503,274
Ross Stores, Inc.	6,000	449,580
Service Corporation International	15,200	275,576
Tiffany & Company	3,475	322,410
Tractor Supply Company	3,760	291,701
Urban Outfitters, Inc. (a)	5,600	207,760
Vail Resorts, Inc.	1,700	127,891
VF Corporation	4,700	292,998
		7,016,663
Consumer Staples - 3.9%
Church & Dwight Company, Inc.	10,800	715,824
Energizer Holdings, Inc.	2,500	270,600
Hormel Foods Corporation	12,000	542,040
J.M. Smucker Company (The)	4,700	487,014
Tyson Foods, Inc. - Class A	2,000	66,920
		2,082,398
Energy - 4.6%
Cameron International Corporation (a)	4,010	238,715
Cimarex Energy Company	3,250	340,958
Murphy Oil Corporation	3,740	242,651
Noble Corporation plc	5,360	200,839
Peabody Energy Corporation	8,200	160,146
Pioneer Natural Resources Company	1,330	244,813

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.9% (Continued)	Shares	Value
Energy - 4.6% (Continued)
Range Resources Corporation	3,500	$295,085
Schlumberger Ltd.	3,134	282,405
Ultra Petroleum Corporation (a)	9,900	214,335
Valero Energy Corporation	4,950	249,480
		2,469,427
Financials - 14.9%
Alexander & Baldwin, Inc.	3,000	125,190
Alleghany Corporation (a)	765	305,969
American Financial Group, Inc.	6,600	380,952
Arch Capital Group Ltd. (a)	5,650	337,249
Arthur J. Gallagher & Company	6,750	316,777
Axis Capital Holdings Ltd.	5,000	237,850
Bank of Hawaii Corporation	6,000	354,840
Berkley (W.R.) Corporation	6,450	279,865
CME Group, Inc.	2,735	214,588
Cullen/Frost Bankers, Inc.	4,400	327,492
Eaton Vance Corporation	8,500	363,715
Everest Re Group Ltd.	2,050	319,534
HCC Insurance Holdings, Inc.	4,575	211,091
IntercontinentalExchange Group, Inc.	1,850	416,102
Jones Lang LaSalle, Inc.	2,800	286,692
Kemper Corporation	6,200	253,456
Liberty Property Trust	5,680	192,382
Mid-America Apartment Communities, Inc.	10,800	655,992
NASDAQ OMX Group, Inc. (The)	9,500	378,100
New York Community Bancorp, Inc.	12,970	218,545
Old Republic International Corporation	21,400	369,578
PNC Financial Services Group, Inc.	2,745	212,957
Potlatch Corporation	6,941	289,717
Rayonier, Inc.	5,250	221,025
Realty Income Corporation	5,025	187,583
SEI Investments Company	10,000	347,300
Westamerica Bancorporation	4,370	246,730
		8,051,271
Health Care - 8.9%
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	309,025
Cantel Medical Corporation	2,200	74,602
Charles River Laboratories International, Inc. (a)	4,000	212,160
Chemed Corporation	1,000	76,620
Computer Programs & Systems, Inc.	1,800	111,258

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.9% (Continued)	Shares	Value
Health Care - 8.9% (Continued)
Covance, Inc. (a)	4,000	$352,240
Covidien plc	1,500	102,150
Endo Health Solutions, Inc. (a)	2,000	134,920
Ensign Group, Inc. (The)	4,000	177,080
Hanger, Inc. (a)	5,000	196,700
Henry Schein, Inc. (a)	3,000	342,780
Hologic, Inc. (a)	5,000	111,750
Illumina, Inc. (a)	2,000	221,240
Life Technologies Corporation (a)	2,891	219,138
MEDNAX, Inc. (a)	3,000	160,140
Prothena Corporation plc (a)	3,000	79,560
ResMed, Inc.	6,000	282,480
Seattle Genetics, Inc. (a)	2,500	99,725
Shire plc - ADR	1,500	211,935
Techne Corporation	4,500	426,015
Teleflex, Inc.	4,000	375,440
United Therapeutics Corporation (a)	1,000	113,080
Universal Health Services, Inc. - Class B	2,500	203,150
Waters Corporation (a)	2,000	200,000
		4,793,188
Industrials - 12.3%
AMETEK, Inc.	1,350	71,104
C.H. Robinson Worldwide, Inc.	5,000	291,700
Deluxe Corporation	5,000	260,950
Donaldson Company, Inc.	12,000	521,520
Engility Holdings, Inc. (a)	500	16,700
Expeditors International of Washington, Inc.	6,000	265,500
Fastenal Company	9,950	472,725
Graco, Inc.	6,000	468,720
Jacobs Engineering Group, Inc. (a)	4,475	281,880
Joy Global, Inc.	2,000	116,980
L-3 Communications Holdings, Inc.	3,000	320,580
ManpowerGroup, Inc.	4,000	343,440
Matson, Inc.	3,000	78,330
MSC Industrial Direct Company, Inc. - Class A	5,000	404,350
Pentair Ltd.	2,400	186,408
Snap-on, Inc.	4,275	468,198
SPX Corporation	5,000	498,050
Stericycle, Inc. (a)	6,500	755,105
Timken Company	5,000	275,350

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.9% (Continued)	Shares	Value
Industrials - 12.3% (Continued)
Valmont Industries, Inc.	700	$104,384
Waste Connections, Inc.	6,000	261,780
WESCO International, Inc. (a)	1,850	168,480
		6,632,234
Information Technology - 13.6%
ADTRAN, Inc.	8,000	216,080
Advent Software, Inc.	8,000	279,920
Alliance Data Systems Corporation (a)	2,020	531,119
Arrow Electronics, Inc. (a)	8,600	466,550
Cognizant Technology Solutions Corporation - Class A (a)	3,000	302,940
Cree, Inc. (a)	5,820	364,157
Diebold, Inc.	5,000	165,050
DST Systems, Inc.	4,000	362,960
FARO Technologies, Inc. (a)	5,000	291,500
Harris Corporation	6,000	418,860
IAC/InterActiveCorporation	4,000	274,760
Integrated Device Technology, Inc. (a)	10,000	101,900
Jack Henry & Associates, Inc.	9,000	532,890
Lam Research Corporation (a)	6,000	326,700
Linear Technology Corporation	6,000	273,300
Microchip Technology, Inc.	5,000	223,750
National Instruments Corporation	12,000	384,240
NetApp, Inc.	5,000	205,700
NeuStar, Inc. - Class A (a)	1,000	49,860
Polycom, Inc. (a)	8,000	89,840
Rackspace Hosting, Inc. (a)	4,000	156,520
Rovi Corporation (a)	6,000	118,140
SanDisk Corporation	5,000	352,700
Solera Holdings, Inc.	4,000	283,040
Xilinx, Inc.	7,000	321,440
Zebra Technologies Corporation - Class A (a)	4,000	216,320
		7,310,236
Materials - 5.8%
Airgas, Inc.	4,000	447,400
Albemarle Corporation	8,000	507,120
Ashland, Inc.	3,000	291,120
Cabot Corporation	4,000	205,600
Martin Marietta Materials, Inc.	2,500	249,850
Packaging Corporation of America	5,000	316,400

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.9% (Continued)	Shares	Value
Materials - 5.8% (Continued)
Scotts Miracle-Gro Company (The) - Class A	4,000	$248,880
Sonoco Products Company	5,000	208,600
Steel Dynamics, Inc.	12,000	234,480
Valspar Corporation (The)	6,000	427,740
		3,137,190
Utilities - 3.9%
AGL Resources, Inc.	8,400	396,732
Great Plains Energy, Inc.	9,050	219,372
ONEOK, Inc.	12,000	746,160
SCANA Corporation	7,530	353,383
Vectren Corporation	10,600	376,300
		2,091,947

Total Common Stocks (Cost $23,243,263)		$43,584,554

EXCHANGE-TRADED FUNDS - 14.4%	Shares	Value
First Trust NYSE Arca Biotechnology Index Fund (a)	9,200	$636,456
Guggenheim Mid-Cap Core ETF	31,000	1,411,740
iShares Core S&P Mid-Cap ETF	8,670	1,160,393
iShares Nasdaq Biotechnology Index Fund	3,200	726,592
Schwab U.S. Mid-Cap ETF	15,000	561,660
SPDR® S&P Homebuilders ETF Trust	4,360	145,188
SPDR® S&P MIDCAP 400® ETF Trust	6,000	1,465,200
Vanguard Mid-Cap ETF	15,000	1,650,300
Total Exchange-Traded Funds (Cost $5,579,858)		$7,757,529

EXCHANGE-TRADED NOTES - 2.3%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $980,004)	27,000	$1,251,450

COMMERCIAL PAPER - 2.8%	Par Value	Value
U.S. Bank, N.A., discount, 0.02% (b), due 01/02/2014 (Cost $1,470,999)	$1,471,000	$1,470,999

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0% (c)	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.06% (d) (Cost $898)	898	$898

Total Investments at Value - 100.4% (Cost $31,275,022)		$54,065,430

Liabilities in Excess of Other Assets - (0.4%)		(207,952)

Net Assets - 100.0%		$53,857,478

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of December 31, 2013.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.5%	Par Value	Value
Alabama Drinking Water Financing Auth., Series A, Rev.,
4.00%, due 08/15/2014	$250,000	$250,550
5.00%, due 08/15/2018	400,000	419,548
3.00%, due 08/15/2019	530,000	561,832
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2017	470,000	543,954
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/01/2017	250,000	275,035
3.75%, due 02/01/2018	200,000	221,212
Alabama State Public School & College Auth., Capital Improvements, Series D, Rev.,
2.00%, due 09/01/2018	565,000	583,605
Alabama State, GO,
5.00%, due 02/01/2016	575,000	604,578
Alabaster, AL, Water Rev.,
3.00%, due 09/01/2017	400,000	424,996
Anniston, AL, Waterworks & Sewer Board, Water & Sewer Rev.,
3.50%, due 06/01/2016	500,000	530,675
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2016	510,000	535,209
3.00%, due 06/01/2019	375,000	393,105
Athens, AL, GO, Warrants,
4.00%, due 09/01/2018	300,000	334,383
Auburn University, AL, General Fee Rev.,
5.00%, due 06/01/2018	315,000	366,140
5.00%, due 06/01/2020	350,000	409,752
Auburn, AL, Refunding & Capital Improvements, Series B, GO, Warrants,
4.00%, due 08/01/2018	200,000	223,236
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	580,145
Auburn, AL, Waterworks Board, Water Rev.,
5.00%, due 09/01/2014	205,000	211,205

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.5% (Continued)	Par Value	Value
Baldwin Co., AL, Board of Education, Rev.,
5.00%, due 07/01/2018	$590,000	$655,673
Baldwin Co., AL, GO, Warrants,
5.00%, due 02/01/2015	200,000	200,786
4.00%, due 06/01/2019	200,000	220,056
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	320,000	361,366
Birmingham, AL, Waterworks Board, Water Rev.,
5.00%, due 01/01/2017	400,000	446,036
3.625%, due 07/01/2018	250,000	270,990
Calera, AL, GO, Warrants,
3.00%, due 12/01/2016	250,000	265,760
3.00%, due 12/01/2017	410,000	436,363
Calhoun Co., AL, Gas Tax Anticipation, Series A, Rev., Warrants,
4.00%, due 03/01/2016	445,000	474,664
Chambers Co., AL, Gasoline Tax Anticipation, Rev., Warrants,
2.00%, due 11/01/2019	290,000	283,962
Chelsea, AL, GO,
4.00%, due 05/01/2015	260,000	271,521
Decatur, AL, Sewer Rev., Warrants,
3.00%, due 08/15/2019	500,000	527,020
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	428,384
Florence, AL, Board of Education, Rev.,
3.00%, due 03/01/2016	500,000	523,435
Florence, AL, Electric Rev., Warrants,
3.10%, due 06/01/2015	300,000	309,405
3.50%, due 06/01/2017	515,000	551,307
Florence, AL, GO, Warrants,
4.00%, due 08/01/2018	575,000	634,259
Foley, AL, GO, Warrants,
4.00%, due 01/01/2015	315,000	326,403
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	792,417
4.00%, due 11/01/2019	225,000	250,211
4.50%, due 11/01/2019	250,000	268,830

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.5% (Continued)	Par Value	Value
Gadsden, AL, GO, School Warrants,
3.00%, due 08/01/2015	$250,000	$258,768
Homewood, AL, Board of Education, Special Tax School Warrants,
4.00%, due 04/01/2017	500,000	545,580
Homewood, AL, GO, Warrants,
5.00%, due 09/01/2015	250,000	269,183
Hoover City, AL, Board of Education, Special Tax School Warrants,
4.00%, due 02/15/2020	470,000	514,970
4.00%, due 02/15/2021	245,000	264,850
4.00%, due 02/15/2022	250,000	265,605
Houston Co., AL, GO,
4.75%, due 10/15/2016	500,000	517,950
Huntsville, AL, Electric Systems, Rev.,
3.00%, due 12/01/2016	375,000	400,324
Huntsville, AL, GO, Capital Improvement Warrants,
4.00%, due 03/01/2015	550,000	574,123
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2016	500,000	545,825
4.00%, due 09/01/2018	500,000	562,360
Jacksonville, AL, GO, Warrants,
2.00%, due 09/01/2016	200,000	204,962
Limestone Co., AL, Board of Education, Special Tax Warrants,
3.00%, due 11/01/2019	560,000	579,286
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	225,594
Madison Co., AL, Board of Education, Rev., Tax Anticipation Warrants,
2.00%, due 09/01/2019	220,000	219,245
Madison Co., AL, Series A, Water Rev., Warrants,
2.00%, due 07/01/2017	250,000	258,578
Madison Co., AL, Water & Wastewater Board, Rev.,
3.00%, due 12/01/2019	430,000	458,909

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.5% (Continued)	Par Value	Value
Mobile Co., AL, GO, Refunding and Improvement Warrants,
5.25%, due 08/01/2015,
Prerefunded 08/01/2014 @ 100	$400,000	$411,824
Montgomery, AL, GO, Warrants,
3.00%, due 11/01/2014	500,000	511,085
2.50%, due 04/01/2021	500,000	500,805
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.00%, due 09/01/2017	250,000	285,515
Morgan Co., AL, Board of Education, Rev., Capital Outlay Warrants,
4.00%, due 03/01/2019	250,000	274,783
Mountain Brook, AL, City Board of Education, GO, Warrants,
3.00%, due 03/01/2020	300,000	313,038
North Alabama Gas District, Rev.,
3.00%, due 06/01/2020	420,000	426,640
Opelika, AL, GO, Warrants,
2.00%, due 11/01/2017	275,000	284,012
Opelika, AL, Utilities Board, Series B, Rev.,
3.00%, due 06/01/2016	475,000	498,417
3.00%, due 06/01/2018	215,000	227,264
Orange Beach, AL, GO, Warrants,
4.00%, due 02/01/2018	200,000	220,588
5.00%, due 02/01/2019	240,000	278,210
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	306,782
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	665,040
St. Clair Co., AL, GO,
4.00%, due 08/01/2014	205,000	209,291
Sumter Co., AL, School Rev., Warrants,
4.50%, due 02/01/2031,
Prerefunded 02/01/2016 @ 100	500,000	541,685
Tuscaloosa, AL, Series B, GO, Warrants,
4.00%, due 01/01/2020	500,000	554,185
University of Alabama, AL, Rev.,
4.00%, due 10/01/2014	500,000	514,000

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.5% (Continued)	Par Value	Value
University of Alabama, AL, Series A, Rev.,
3.00%, due 07/01/2016	$340,000	$360,740
5.00%, due 07/01/2017	245,000	280,354
Vestavia Hills, AL, GO, Warrants,
4.00%, due 02/01/2018	515,000	568,014
Vestavia Hills, AL, Series A, GO, Warrants,
3.00%, due 02/01/2018	240,000	256,495
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	346,173

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $30,990,190)		$31,469,060

MONEY MARKET FUNDS - 2.7%	Shares	Value
Alpine Municipal Money Market Fund - Class I, 0.01% (a) (Cost $873,809)	873,809	$873,809

Total Investments at Value - 99.2% (Cost $31,863,999)		$32,342,869

Other Assets in Excess of Liabilities - 0.8%		267,068

Net Assets - 100.0%		$32,609,937

(a)	The rate shown is the 7-day effective yield as of December 31, 2013.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2013 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation or the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value using procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  Commercial paper held in the Funds is classified as Level 2 since it is valued at amortized cost, which approximates the current fair value of the security and is not obtained from a quoted price in an active market.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2013, by security type:

	Level 1	Level 2	Level 3	Total
The Government Street Equity Fund:
Common Stocks	$77,253,389	$-	$-	$77,253,389
Exchange-Traded Funds	12,325,188	-	-	12,325,188
Exchange-Traded Notes	2,410,200	-	-	2,410,200
Warrants	16,200	-	-	16,200
Commercial Paper	-	2,452,999	-	2,452,999
Money Market Funds	935	-	-	935
Total	$92,005,912	$2,452,999	$-	$94,458,911

The Government Street Mid-Cap Fund:
Common Stocks	$43,584,554	$-	$-	$43,584,554
Exchange-Traded Funds	7,757,529	-	-	7,757,529
Exchange-Traded Notes	1,251,450	-	-	1,251,450
Commercial Paper	-	1,470,999	-	1,470,999
Money Market Funds	898	-	-	898
Total	$52,594,431	$1,470,999	$-	$54,065,430

The Alabama Tax Free Bond Fund:
Municipal Bonds	$-	$31,469,060	$-	$31,469,060
Money Market Funds	873,809	-	-	873,809
Total	$873,809	$31,469,060	-	32,342,869

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedules of Investments for a listing of the common stocks by sector type.  As of December 31, 2013, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Funds as of December 31, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2013:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Tax cost of portfolio investments	$56,140,772	$31,275,022	$31,863,999

Gross unrealized appreciation	$38,342,124	$23,040,711	$707,361
Gross unrealized depreciation	(23,985)	(250,303)	(228,491)

Net unrealized appreciation	$38,318,139	$22,790,408	$478,870

4.  Concentration of Credit Risk

The Alabama Tax Free Bond Fund invests primarily in debt instruments of municipal issuers in the state of Alabama. The issuers’ abilities to meet their obligations may be affected by economic developments in the state or its region, as well as disruptions in the credit markets and the economy, generally.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

COMMON STOCKS - 65.4%	Shares	Value
Consumer Discretionary - 7.7%
Comcast Corporation - Class A	5,500	$285,808
Discovery Communications, Inc. - Class A (a)	2,000	180,840
Dollar Tree, Inc. (a)	4,800	270,816
Macy's, Inc.	5,200	277,680
TJX Companies, Inc. (The)	4,300	274,039
Viacom, Inc. - Class B	2,700	235,818
		1,525,001
Consumer Staples - 5.8%
Archer-Daniels-Midland Company	5,000	217,000
CVS Caremark Corporation	4,300	307,751
Mondelēz International, Inc. - Class A	6,000	211,800
PepsiCo, Inc.	3,100	257,114
Wal-Mart Stores, Inc.	2,000	157,380
		1,151,045
Energy - 8.0%
Apache Corporation	2,700	232,038
Baker Hughes, Inc.	3,800	209,988
Chevron Corporation	1,700	212,347
Hess Corporation	3,200	265,600
Marathon Oil Corporation	3,900	137,670
Noble Corporation plc	7,800	292,266
Royal Dutch Shell plc - Class A - ADR	3,300	235,191
		1,585,100
Financials - 10.6%
American Express Company	3,000	272,190
Ameriprise Financial, Inc.	3,200	368,160
BB&T Corporation	7,500	279,900
Discover Financial Services, LLC	5,200	290,940
JPMorgan Chase & Company	6,000	350,880
MetLife, Inc.	5,000	269,600
PNC Financial Services Group, Inc. (The)	3,300	256,014
		2,087,684
Health Care - 9.1%
Abbott Laboratories	3,200	122,656
AbbVie, Inc.	3,200	168,992
Aetna, Inc.	2,200	150,898
AmerisourceBergen Corporation	3,800	267,178
Amgen, Inc.	2,500	285,400
McKesson Corporation	1,800	290,520
Thermo Fisher Scientific, Inc.	2,300	256,105

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 65.4% (Continued)	Shares	Value
Health Care - 9.1% (Continued)
UnitedHealth Group, Inc.	3,400	$256,020
		1,797,769
Industrials - 9.1%
Dover Corporation	3,000	289,620
Eaton Corporation plc	3,700	281,644
FedEx Corporation	2,000	287,540
General Electric Company	13,000	364,390
Norfolk Southern Corporation	2,900	269,207
Ryder System, Inc.	4,000	295,120
		1,787,521
Information Technology - 13.0%
Apple, Inc.	1,025	575,138
Cisco Systems, Inc.	12,000	269,400
EMC Corporation	11,300	284,195
Google, Inc. - Class A (a)	350	392,248
Intel Corporation	5,300	137,588
International Business Machines Corporation	900	168,813
Microsoft Corporation	4,000	149,720
Oracle Corporation	8,300	317,558
QUALCOMM, Inc.	3,800	282,150
		2,576,810
Telecommunication Services - 1.4%
Verizon Communications, Inc.	5,700	280,098

Utilities - 0.7%
American Electric Power Company, Inc.	3,000	140,220

Total Common Stocks (Cost $6,922,547)		$12,931,248

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
Financial Select Sector SPDR Fund (The) (Cost $149,387)	7,500	$163,950

U.S. TREASURY OBLIGATIONS - 7.1%	Par Value	Value
U.S. Treasury Notes - 7.1%
4.25%, 11/15/2014	$350,000	$362,345
0.375%, 08/31/2015	300,000	300,457
4.25%, 11/15/2017	400,000	445,375

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 7.1% (Continued)	Par Value	Value
U.S. Treasury Notes - 7.1% (Continued)
2.625%, 08/15/2020	$175,000	$178,555
2.125%, 08/15/2021	120,000	116,250
Total U.S. Treasury Obligations (Cost $1,356,681)		$1,402,982

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.8%	Par Value	Value
Federal Home Loan Mortgage Corporation - 2.8%
5.25%, due 04/18/2016 (Cost $492,110)	$500,000	$553,886

CORPORATE BONDS - 13.8%	Par Value	Value
Consumer Discretionary - 1.0%
Anheuser-Busch Companies, Inc., 4.50%, due 04/01/2018	$100,000	$110,182
Comcast Corporation, 5.70%, due 07/01/2019	75,000	86,682
		196,864
Consumer Staples - 2.1%
Colgate-Palmolive Company, 1.95%, due 02/01/2023	100,000	86,922
General Mills, Inc., 5.70%, due 02/15/2017	150,000	168,203
PepsiCo, Inc., 3.10%, due 01/15/2015	75,000	77,059
Wal-Mart Stores, Inc., 4.25%, due 04/15/2021	75,000	80,755
		412,939
Energy - 1.1%
Shell International Finance B.V., 4.30%, due 09/22/2019	100,000	109,612
Total Capital S.A., 3.00%, due 06/24/2015	100,000	103,581
		213,193
Financials - 4.0%
Aflac, Inc., 2.65%, due 02/15/2017	75,000	77,393
BB&T Corporation, 2.15%, due 03/22/2017	100,000	101,105

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 13.8% (Continued)	Par Value	Value
Financials - 4.0% (Continued)
JPMorgan Chase & Company, 3.40%, due 06/24/2015	$110,000	$114,228
Northern Trust Corporation, 4.625%, due 05/01/2014	150,000	152,170
PNC Funding Corporation, 5.125%, due 02/08/2020	110,000	123,547
Royal Bank of Canada, 2.30%, due 07/20/2016	100,000	103,378
Wells Fargo Bank, 5.75%, due 05/16/2016	105,000	116,055
		787,876
Health Care - 3.1%
Amgen, Inc., 5.85%, due 06/01/2017	150,000	170,190
GlaxoSmithKline plc, 5.65%, due 05/15/2018	200,000	230,228
Medtronic, Inc., 4.75%, due 09/15/2015	100,000	107,089
Novartis Securities Investment Ltd., 5.125%, due 02/10/2019	100,000	113,237
		620,744
Information Technology - 0.4%
Cisco Systems, Inc., 4.95%, due 02/15/2019	71,000	79,863

Materials - 0.7%
E.I. du Pont de Nemours and Company,
5.875%, due 01/15/2014	26,000	26,046
4.875%, due 04/30/2014	100,000	101,453
		127,499
Telecommunication Services - 0.3%
Verizon Communications, Inc., 2.50%, due 09/15/2016	65,000	67,213

Utilities - 1.1%
Consolidated Edison Company of New York, Inc., 5.55%, due 04/01/2014	70,000	70,842

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 13.8% (Continued)	Par Value	Value
Utilities - 1.1% (Continued)
Virginia Electric & Power Company, 5.00%, due 06/30/2019	$125,000	$140,015
		210,857

Total Corporate Bonds (Cost $2,675,828)		$2,717,048

MORTGAGE-BACKED SECURITIES - 1.6%	Par Value	Value
Federal Home Loan Mortgage Corporation - 0.4%
Pool #A97047, 4.50%, due 02/01/2041	$68,753	$72,859

Federal National Mortgage Association - 1.1%
Pool #618465, 5.00%, due 12/01/2016	18,388	19,607
Pool #255455, 5.00%, due 10/01/2024	47,108	51,109
Pool #255702, 5.00%, due 05/01/2025	63,926	69,394
Pool #808413, 5.50%, due 01/01/2035	80,111	88,371
		228,481
Government National Mortgage Association - 0.1%
Pool #781344, 6.50%, due 10/15/2031	10,177	11,422

Total Mortgage-Backed Securities (Cost $292,263)		$312,762

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 0.5%	Par Value	Value
Virginia State, Build America Bonds, Taxable, GO,
2.95%, due 06/01/2019 (Cost $99,922)	$100,000	$100,622

Total Investments at Value - 92.0% (Cost $11,988,738)		$18,182,498

Other Assets in Excess of Liabilities - 8.0%		1,580,696

Net Assets - 100.0%		$19,763,194

ADR	- American Depositary Receipt.

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

COMMON STOCKS - 91.6%	Shares	Value
Consumer Discretionary - 10.7%
Comcast Corporation - Class A	11,800	$613,187
Discovery Communications, Inc. - Class A (a)	4,000	361,680
Dollar Tree, Inc. (a)	10,300	581,126
Macy's, Inc.	11,200	598,080
TJX Companies, Inc. (The)	9,700	618,181
Viacom, Inc. - Class B	5,900	515,306
		3,287,560
Consumer Staples - 8.3%
Archer-Daniels-Midland Company	11,300	490,420
CVS Caremark Corporation	9,000	644,130
Mondelēz International, Inc. - Class A	13,500	476,550
PepsiCo, Inc.	7,100	588,874
Wal-Mart Stores, Inc.	4,400	346,236
		2,546,210
Energy - 11.4%
Apache Corporation	5,900	507,046
Baker Hughes, Inc.	8,350	461,421
Chevron Corporation	3,900	487,149
Hess Corporation	7,150	593,450
Marathon Oil Corporation	8,400	296,520
Noble Corporation plc	17,500	655,725
Royal Dutch Shell plc - Class A - ADR	7,100	506,017
		3,507,328
Financials - 15.0%
American Express Company	7,000	635,110
Ameriprise Financial, Inc.	7,000	805,350
BB&T Corporation	16,200	604,584
Discover Financial Services, LLC	11,000	615,450
JPMorgan Chase & Company	13,300	777,784
MetLife, Inc.	11,000	593,120
PNC Financial Services Group, Inc. (The)	7,300	566,334
		4,597,732
Health Care - 12.6%
Abbott Laboratories	7,200	275,976
AbbVie, Inc.	6,700	353,827
Aetna, Inc.	4,900	336,091
AmerisourceBergen Corporation	8,300	583,573
Amgen, Inc.	5,000	570,800
McKesson Corporation	4,000	645,600

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.6% (Continued)	Shares	Value
Health Care - 12.6% (Continued)
Thermo Fisher Scientific, Inc.	4,800	$534,480
UnitedHealth Group, Inc.	7,400	557,220
		3,857,567
Industrials - 12.8%
Dover Corporation	6,300	608,202
Eaton Corporation plc	8,300	631,796
FedEx Corporation	5,000	718,850
General Electric Company	27,500	770,825
Norfolk Southern Corporation	6,000	556,980
Ryder System, Inc.	8,500	627,130
		3,913,783
Information Technology - 17.8%
Apple, Inc.	2,150	1,206,387
Cisco Systems, Inc.	26,000	583,700
EMC Corporation	23,500	591,025
Google, Inc. - Class A (a)	775	868,550
Intel Corporation	11,000	285,560
International Business Machines Corporation	1,800	337,626
Microsoft Corporation	8,300	310,669
Oracle Corporation	18,000	688,680
QUALCOMM, Inc.	8,000	594,000
		5,466,197
Telecommunication Services - 2.0%
Verizon Communications, Inc.	12,400	609,336

Utilities - 1.0%
American Electric Power Company, Inc.	6,500	303,810

Total Common Stocks (Cost $15,509,481)		$28,089,523

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 0.9%	Shares	Value
Financial Select Sector SPDR Fund (The) (Cost $264,913)	13,300	$290,738

Total Investments at Value - 92.5% (Cost $15,774,394)		$28,380,261

Other Assets in Excess of Liabilities - 7.5%		2,301,420

Net Assets - 100.0%		$30,681,681

ADR	- American Depositary Receipt.

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.0%	Par Value	Value
Arlington Co., Virginia, GO,
4.10%, due 11/01/2018	$500,000	$516,155
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	520,000	568,069
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	784,098
5.00%, due 01/01/2024	250,000	288,207
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	821,572
Fairfax Co., Virginia, Sewer, Revenue,
4.50%, due 07/15/2030	250,000	260,210
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017,
prerefunded 07/01/2016 @ 100	500,000	556,360
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022	400,000	453,436
Hampton Roads Sanitation District, Virginia, Wastewater, Series A, Revenue,
5.00%, due 01/01/2027	400,000	440,880
Hampton, Virginia, GO,
5.00%, due 04/01/2020,
prerefunded 04/01/2015 @ 100	500,000	529,720
5.00%, due 04/01/2025	500,000	565,760
Henrico Co., Virginia, Public Improvement, Series A, GO,
5.00%, due 12/01/2015	250,000	272,362
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	405,234
5.00%, due 05/01/2022	430,000	497,828
James City, Virginia, School District, GO,
5.00%, due 12/15/2018	500,000	543,675
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	559,105
Lynchburg, Virginia, GO,
5.00%, due 06/01/2015	500,000	532,960
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	735,975

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.0% (Continued)	Par Value	Value
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	$250,000	$297,045
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019	500,000	548,315
Norfolk, Virginia, GO,
4.50%, due 06/01/2015	500,000	508,805
Portsmouth, Virginia, GO,
5.00%, due 04/01/2016,
prerefunded 04/01/2015 @ 100	160,000	169,469
5.00%, due 04/01/2016	90,000	95,311
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	240,222
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	577,255
Richmond, Virginia, Metropolitan Authority, Revenue,
5.25%, due 07/15/2014, ETM	715,000	733,776
5.25%, due 07/15/2014	285,000	292,242
Roanoke, Virginia, Public Improvement, Series A, GO,
5.00%, due 07/15/2025	400,000	457,592
Southeastern Public Service Authority, Virginia, Revenue,
5.00%, due 07/01/2015, ETM	1,000,000	1,043,272
Spotsylvania Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2021	300,000	346,971
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2016	500,000	501,965
Spotsylvania Co., Virginia, Water & Sewer, Revenue,
5.00%, due 06/01/2026	500,000	526,010
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	280,940
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	250,000	287,835

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.0% (Continued)	Par Value	Value
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021,
prerefunded 06/01/2019 @ 100	$250,000	$296,092
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	586,225
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 04/01/2017	500,000	525,275
5.00%, due 03/01/2019	250,000	290,920
4.00%, due 09/01/2026	500,000	519,285
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Revenue,
5.00%, due 09/28/2015	500,000	539,840
Virginia Polytechnic Institute & State University, General and Athletic Facilities, Series D, Revenue,
5.00%, due 06/01/2016	115,000	118,428
Virginia Small Business Financing Authority, Healthcare Facilities, Revenue,
5.00%, due 11/01/2017	250,000	285,240
Virginia State Commonwealth Transportation Board, Federal Transportation Grant Anticipation Notes, Series A, Revenue,
5.00%, due 03/15/2023	500,000	570,515
Virginia State Public Building Authority, Public Facilities, Series D, Revenue,
5.00%, due 08/01/2016	1,000,000	1,027,960
Virginia State Public School Authority, Revenue,
5.00%, due 08/01/2023	500,000	578,035
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020	585,000	646,279
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	583,375
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021	500,000	582,530

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.0% (Continued)	Par Value	Value
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	$650,000	$739,042
Virginia State, Series B, GO,
5.00%, due 06/01/2017	250,000	286,045

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $23,533,775)		$24,413,717

WASHINGTON, D.C. REVENUE BONDS - 2.2%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $506,240)	$500,000	$567,175

EXCHANGE-TRADED FUNDS - 0.4%	Shares	Value
SPDR Nuveen Barclays Short Term Municipal Bond ETF (Cost $120,500)	5,000	$121,450

MONEY MARKET FUNDS - 1.2%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.01% (a) (Cost $298,946)	298,946	$298,946

Total Investments at Value - 98.8% (Cost $24,459,461)		$25,401,288

Other Assets in Excess of Liabilities - 1.2%		299,670

Net Assets - 100.0%		$25,700,958

ETM	- Escrowed to Maturity.

(a)	The rate shown is the 7-day effective yield as of December 31, 2013.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2013 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation or the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value using methods consistent with those established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, corporate bonds, mortgage-backed securities, obligations of the U.S. Treasury and U.S. Government agencies, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2013, by security type:

	Level 1	Level 2	Level 3	Total

The Jamestown Balanced Fund:
Common Stocks	$12,931,248	$-	$-	$12,931,248
Exchange-Traded Funds	163,950	-	-	163,950
U.S. Treasury Obligations	-	1,402,982	-	1,402,982
U.S. Government Agency Obligations	-	553,886	-	553,886
Corporate Bonds	-	2,717,048	-	2,717,048
Mortgage-Backed Securities	-	312,762	-	312,762
Municipal Bonds	-	100,622	-	100,622
Total	$13,095,198	$5,087,300	$-	$18,182,498

The Jamestown Equity Fund:
Common Stocks	$28,089,523	$-	$-	$28,089,523
Exchange-Traded Funds	290,738	-	-	290,738
Total	$28,380,261	$-	$-	$28,380,261

The Jamestown Tax Exempt Virginia Fund:
Municipal Bonds	$-	$24,980,892	$-	$24,980,892
Exchange-Traded Funds	121,450	-	-	121,450
Money Market Funds	298,946	-	-	298,946
Total	$420,396	$24,980,892	$-	$25,401,288

Refer to The Jamestown Balanced Fund’s and The Jamestown Equity Fund’s Schedules of Investments for a listing of the common stocks and corporate bonds by sector type.  As of December 31, 2013, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Funds as of December 31, 2013. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2013:

	The Jamestown Balanced Fund	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$12,020,819	$15,843,519	$24,459,461

Gross unrealized appreciation	$6,229,841	$12,579,917	$1,199,783
Gross unrealized depreciation	(68,162)	(43,175)	(257,956)

Net unrealized appreciation	$6,161,679	$12,536,742	$941,827

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for The Jamestown Balanced Fund and The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and/or differing methods in the amortization of premium on fixed income securities.

4.  Concentration of Credit Risk

The Jamestown Tax Exempt Virginia Fund invests primarily in debt instruments of municipal issuers in the Commonwealth of Virginia.  The issuers’ abilities to meet their obligations may be affected by economic developments in the Commonwealth or its region, as well as disruptions in the credit markets and the economy, generally.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust

By (Signature and Title)*		/s/ Tina H. Bloom
Tina H. Bloom, Secretary

Date	February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	February 26, 2014

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President (The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	February 26, 2014

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President (The Jamestown Balanced Fund and The Jamestown Equity Fund)

Date	February 26, 2014

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President (The Jamestown Tax Exempt Virginia Fund)

Date	February 26, 2014

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President (The Davenport Core Fund, Davenport Value & Income Fund and Davenport Equity Opportunities Fund)

Date	February 26, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	February 26, 2014

* Print the name and title of each signing officer under his or her signature.